Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets held by Counterparty (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	$ 515,586,931	$ 555,838,900
Counterparty A [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	41,304,262	6,918,688
Counterparty B [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets
Counterparty C [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	3,460,154	719,776
Counterparty D [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets
Counterparty E [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	1,492,892	7,007,055
Counterparty F [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	25,061,967	6,809,705
Counterparty H [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	171,980,818	58,438,204
Counterparty K [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	218,232,056	125,188,614
Counterparty M [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	4,954,135	3,787,814
Other [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	1,451,800	1,942,823
Self custody [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	$ 47,648,847	$ 345,026,221